Accounts Receivable	12 Months Ended
Sep. 30, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable as of September 30, 2024 and 2023 consisted of the following:

	September 30, 2024	September 30, 2023
Accounts receivable, gross	$4,489,706	$6,531,667
Less: allowance for doubtful accounts	(571,148)	(46,722)
Accounts receivable, net	$3,918,558	$6,484,945

The Company’s customers are, for the most part, end-brand customers or their system integrators and display panel manufacturers. The Company’s credit policy typically requires payment within 30 to 120 days, and payments on the vast majority of its sales have been collected within 90 days. The average accounts receivable turnover period was approximately 58 days and 40 days for the years ended September 30, 2024 and 2023, respectively.

Below is an aged analysis of accounts receivables as of September 30, 2024, respectively.

	As of September 30, 2024
	Accounts receivable, gross	Allowance for doubtful accounts	Accounts receivable, net
Within 90 days	$3,662,763	$(33,988)	$3,628,775
91-180 days	243,293	(524)	242,769
181-365 days	23,992	(3,377)	20,615
Greater than 1 year	559,658	(533,259)	26,399
Accounts receivable, net	$4,489,706	$(571,148)	$3,918,558

Changes of allowance for doubtful accounts for the years ended September 30, 2024 and 2023 are as follows:

	2024	2023
Beginning balance	$46,722	$33,184
Additional reserve through bad debt expense	524,426	13,538
Ending balance	$571,148	$46,722

Bad debt expense for doubtful accounts receivables recorded by the Company for the years ended September 30, 2024, 2023 and 2022 were $524,426, $13,538, $0 respectively.